SHAREHOLDERS' EQUITY (Stock Options Under the Plans) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Aggregate intrinsic value
Outstanding	$ 529
Options [Member]
Number of options
Options outstanding, beginning balance	774,216
Granted	323,600
Exercised	(34,082)
Expired
Forfeited	(29,529)
Options outstanding, ending balance	1,034,205	774,216
Exercisable at December 31, 2012	761,126
Weighted average exercise price
Options outstanding, beginning balance	$ 4.08
Granted	$ 3.75
Exercised	$ 1.30
Expired
Forfeited	$ 6.19
Options outstanding, ending balance	$ 4.0	$ 4.08
Exercisable at December 31, 2012	$ 4.45
Weighted average remaining contractual term (in years)
Outstanding	4 years	4 years 4 months 24 days
Exercisable at December 31, 2012	3 years 10 months 17 days
Aggregate intrinsic value
Outstanding	529	715
Exercised	124
Options exercisable	372
Vested and expected to vest at December 31, 2012
Number of options	1,034,205
Weighted average exercise price	$ 4.0
Weighted average remaining contractual life	4 years
Aggregate intrinsic value	$ 529